Organization and Business Operations	6 Months Ended	7 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Organization and Business Operations
1. Organization and Business

Operations
Incorporation
Falcon Capital Acquisition Corp., our predecessor (the “Company”) was incorporated as a Delaware corporation on June 5, 2020.
Subsidiary
In connection with the Business Combination with Sharecare, Inc., a Delaware corporation (“New Sharecare”) and the stockholder representative, the Company formed a wholly-owned subsidiary, FCAC Merger Sub Inc., a Delaware corporation (“Merger Sub”). The Merger Sub did not have any activity as of June 30, 2021. The Company has neither engaged in any operations nor generated operating revenues to date.
Sponsor
The Company’s sponsor is Falcon Equity Investors LLC, a Delaware limited liability company (the “Sponsor”).
Fiscal Year End
The Company has selected December 31 as its fiscal year end.
Business Purpose
The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or other similar business combination with one or more operating businesses.
Principles of Consolidation
The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.
Financing
The registration statement for the Company’s initial public offering (the “Public Offering”) was declared effective by the U.S. Securities and Exchange Commission (“SEC”) on September 21, 2020. The Company consummated the Public Offering of 34,500,000 units, including the issuance of 4,500,000 units as a result of the underwriters’ exercise of their over-allotment option in full (the “Units”), at $10.00 per Unit on September 24, 2020, generating gross proceeds of $345,000,000. Simultaneously with the closing of the Public Offering, the Company consummated the private placement (the “Private Placement”) of an aggregate of 5,933,334 warrants (the “Private Placement Warrants”) at a price of $1.50 per Private Placement Warrant. Upon the closing of the Public Offering and Private Placement, $345,000,000 from the net proceeds of the Public Offering and the Private Placement was placed in a U.S.-based trust account maintained by Continental Stock Transfer & Trust Company, acting as trustee (the “Trust Account”).
Trust Account
The proceeds held in the Trust Account were invested in permitted United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule
2a-7
promulgated under the Investment Company Act that invest only in direct U.S. government treasury obligations.

Business Combination
On July 1, 2021, Falcon Capital Acquisition Corp., the Company’s predecessor and a Delaware corporation (“FCAC”), consummated the business combination (the “Business Combination”) pursuant to the terms of the Agreement and Plan of Merger, dated February 12, 2021 (the “Merger Agreement”), with Sharecare, Inc., a Delaware corporation (“Legacy Sharecare”), FCAC Merger Sub Inc., a Delaware corporation and a wholly-owned subsidiary of FCAC (“Merger Sub”), and the stockholder representative. Immediately upon the completion of the Business Combination and the other transactions contemplated by the Merger Agreement (the “Transactions”, and such completion, the “Closing”), Merger Sub merged with and into Legacy Sharecare with Legacy Sharecare surviving the merger as a wholly-owned subsidiary of New Sharecare (as defined below). In connection with the consummation of the Business Combination, FCAC changed its name to “Sharecare, Inc.”
See the Company’s Current Report on Form
8-K
filed with the SEC on July 8, 2021 for additional information.
Private Placement
The Company entered into subscription agreements (the “Subscription Agreements”), each dated as of February 12, 2021, with certain investors (the “PIPE Investors”), pursuant to which, among other things, the Company agreed to issue and sell, in private placements to close immediately prior to the Closing, an aggregate of up to 42,560,000 shares of FCAC Class A common stock, par value $0.0001 per share (the “FCAC Class A common stock”) for a purchase price of $10.00 per share (the “Private Placement”). The Private Placement closed immediately prior to the Business Combination on July 1, 2021. The shares of FCAC Class A common stock issued to the Investors became shares of New Sharecare Common Stock upon consummation of the Business Combination.
The foregoing description of the Subscription Agreements does not purport to be complete and is qualified in its entirety by the terms and conditions of the form of Subscription Agreement, a copy of which was filed as Exhibit 10.9 to our Annual Report on
Form 10-K/A
and as described elsewhere in the preliminary proxy statement/prospectus that we filed with the SEC on May 11, 2021.
See the Company’s Current Report on Form
8-K
filed with the SEC on July 8, 2021 for additional information regarding the Busines Combination and the Private Placement.
Emerging Growth Company
Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act of 1933, as amended (the “Securities Act”) registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, we, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accountant standards used.

1. Organization and Business Operations
Incorporation
Falcon Capital Acquisition Corp. (the “Company”) was incorporated as a Delaware corporation on June 5, 2020.
Sponsor
The Company’s sponsor is Falcon Equity Investors LLC, a Delaware limited liability company (the “Sponsor”).
Fiscal Year End
The Company has selected December 31 as its fiscal year end.
Business Purpose
The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or other similar business combination with one or more operating businesses (“Business Combination”).
Financing
The registration statement for the Company’s initial public offering (the “Public Offering”) (as described in Note 4) was declared effective by the United States Securities and Exchange Commission (the “SEC”) on September 21, 2020. The Company consummated the Public Offering on September 24, 2020, and, simultaneously with the closing of the Public Offering, the Sponsor purchased an aggregate of 5,933,334 warrants in a private placement (as described in Note 5) for a total purchase price of approximately $8,900,000. The closing of the Public Offering included an exercise (4,500,000 units) of the over-allotment option granted to the underwriters in full.
Upon the closing of the Public Offering and the private placement, $345,000,000 was placed in a Trust Account with Continental Stock Transfer & Trust Company acting as trustee (the “Trust Account”).
Trust Account
The Trust Account can be invested in permitted United States “government securities” within the meaning of Section 2(a) (16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act that invest only in direct U.S. government treasury obligations.
The Company’s Charter provides that, other than the withdrawal of interest earned on the funds that may be released to the Company to pay taxes, none of the funds held in trust will be released until the earlier of: (i) the completion of the Business Combination; (ii) the redemption of any of the common stock included in the Units sold in the Public Offering properly tendered in connection with a stockholder vote to amend the Company’s certificate of incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of the common stock included in the Units sold in the Public Offering if the Company does not complete the Business Combination by September 24, 2022 or with respect to any other material provisions relating to stockholders’ rights or pre-initial Business Combination activity or (iii) the redemption of 100% of the common stock included in the Units sold in the Public Offering if the Company is unable to complete a Business Combination by September 24, 2022.
The Company, after signing a definitive agreement for a Business Combination, will either (i) seek stockholder approval of the Business Combination at a meeting called for such purpose in connection with which stockholders may seek to redeem their shares, regardless of whether they vote for or against the Business Combination, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial business combination, including interest earned on the funds held in the trust account and not previously released to us to pay taxes, or (ii) provide stockholders with the opportunity to sell their shares to the Company by means of a tender offer (and thereby avoid the need for a stockholder vote) for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to commencement of the tender offer, including interest earned on the funds held in the trust account and not previously released to us to pay taxes. The decision as to whether the Company will seek stockholder approval of the Business Combination or will allow stockholders to sell their shares in a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek stockholder approval. If the Company seeks stockholder approval, it will complete its Business Combination only if a majority of the outstanding shares of common stock voted are voted in favor of the Business Combination. However, in no event will the Company redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001. In such case, the Company would not proceed with the redemption of its public shares and the related Business Combination, and instead may search for an alternate Business Combination.
If the Company holds a stockholder vote in connection with a Business Combination, a public stockholder will have the right to redeem its shares for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial business combination, including interest earned on the funds held in the Trust Account but not previously released to the Company to pay taxes. As a result, such common stock will be recorded at redemption amount and classified as temporary equity upon the completion of the Proposed Offering, in accordance with FASB, ASC 480, “Distinguishing Liabilities from Equity.”
The Company will only have until September 24, 2022 to complete its initial Business Combination. If the Company does not complete a Business Combination by September 24, 2022, it will (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the public shares for a per share pro rata portion of the Trust Account, including interest, but less income taxes payable (less up to $100,000 of such net interest to pay dissolution expenses) and (iii) as promptly as possible following such redemption, dissolve and liquidate the balance of the Company’s net assets to its remaining stockholders, as part of its plan of dissolution and liquidation. The Sponsor and the Company’s executive officers and independent director nominees (the “initial stockholders”) entered into a letter agreement with us, pursuant to which they have waived their rights to participate in any redemption with respect to their Founder Shares (as defined below); however, if the initial stockholders or any of the Company’s officers, directors or affiliates acquire shares of common stock in or after the Public Offering, they will be entitled to a pro rata share of the Trust Account upon the Company’s redemption or liquidation in the event the Company does not complete a Business Combination by September 24, 2022. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the initial public offering price per Unit in the Public Offering.
Emerging Growth Company
Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accountant standards used.
Liquidity
As of December 31, 2020, the Company had $1,121,103 in its operating bank accounts, working capital of $1,194,956, and $82,119 of interest income available in the Trust Account to pay for the Company’s tax obligations, if any. Further, the Company has incurred and expects to continue to incur significant costs in pursuit of its acquisition plans.
Prior to the completion of the Public Offering, the Company’s liquidity needs have been satisfied through an advance of $25,000 from the Sponsor to cover for certain offering costs in exchange for the issuance of the Founder Shares and a $300,000 promissory note (the “Note”) issued to the Sponsor. The Company fully repaid the Note on September 28, 2020. Subsequent to the consummation of the Public Offering and Private Placement, the Company’s liquidity needs have been satisfied with the proceeds from the consummation of the Private Placement not held in the Trust Account. In addition, in order to finance transaction costs in connection with the Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, provide the Company Working Capital Loans (see Note 5). As of December 31, 2020, there were no amounts outstanding under any Working Capital Loan.
Based on the foregoing, management believes that the Company will have sufficient working capital and borrowing capacity to meet its needs through the earlier of the consummation of a Business Combination or one year from this filing. Over this time period, the Company will be using these funds for paying existing accounts payable, paying for travel expenditures, and structuring, negotiating and consummating the Business Combination.